CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Jun. 30, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 1,409,070
Cryptocurrencies	$ 178,687	178,687
Other receivables, net	935,365	1,705,333
Prepayments, net	1,000,000	21,333
Loans receivable, net	1,889,941	3,370,322
Total current assets	4,033,749	6,684,745
Total assets	4,033,749	6,684,745
CURRENT LIABILITIES
Convertible debentures, net	1,741,564	1,880,019
Other payables and accrued liabilities	235,623	611,151
Total current liabilities	1,977,187	2,491,170
OTHER LIABILITIES
Convertible debentures, net	3,955,507	3,283,992
Total other liabilities	3,955,507	3,283,992
Total liabilities	5,932,694	5,775,162
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.3 par value, 10,000,000 shares authorized, 8,478,745 and 7,758,348 shares issued and outstanding as of December 31, 2024 and June 30, 2024, respectively	2,543,624	2,327,505
Additional paid-in capital	80,860,988	81,066,562
Accumulated deficit	(84,536,754)	(81,731,423)
Total Bit Origin Ltd shareholders' equity	(1,132,142)	1,662,644
NONCONTROLLING INTERESTS	(766,803)	(753,061)
Total equity	(1,898,945)	909,583
Total liabilities and shareholders' equity	$ 4,033,749	$ 6,684,745